Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2024
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US consumer Bank	Head Office	Barclays Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	551	232	16	171	1,320	171	2,461
Advisory	—	—	156	325	—	—	481
Brokerage and execution	107	—	62	776	—	—	945
Underwriting and syndication	17	46	—	1,391	—	—	1,454
Other	13	—	—	—	—	6	19
Total revenue from contracts with customers	688	278	234	2,663	1,320	177	5,360
Other non-contract fee income	—	11	—	58	—	—	69
Fee and commission income	688	289	234	2,721	1,320	177	5,429
Fee and commission expense	(177)	(43)	(19)	(516)	(893)	(43)	(1,691)
Net fee and commission income	511	246	215	2,205	427	134	3,738

	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US consumer Bank	Head Office	Barclays Group
Half year ended 30.06.23	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	560	212	13	160	1,290	152	2,387
Advisory	57	—	94	363	—	—	514
Brokerage and execution	122	—	44	998	—	—	1,164
Underwriting and syndication	—	39	—	997	—	—	1,036
Other	27	1	1	11	5	37	82
Total revenue from contracts with customers	766	252	152	2,529	1,295	189	5,183
Other non-contract fee income	—	15	3	56	—	—	74
Fee and commission income	766	267	155	2,585	1,295	189	5,257
Fee and commission expense	(188)	(47)	(14)	(740)	(870)	(39)	(1,898)
Net fee and commission income	578	220	141	1,845	425	150	3,359